Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial assets [line items]
Other Financial Assets	$ (178,103,536)	$ (174,440,243)
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	(11,631,346)	(3,598,798)
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	(31,875,354)	(71,415,423)
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	(68,945,190)	(58,019,662)
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	(49,245,412)	(32,881,801)
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	(5,555,688)	(1,512,358)
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	(11,359,506)	(7,091,326)
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	(55,421)	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	(3,924)	(48,885)
Minus: Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	$ (568,305)	$ (128,010)